Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories
	As of March 31,
	2018	2019
	$	$

Raw materials	2,112	1,200
Work in progress	116	40
Finished goods	705	299
	2,933	1,539